Other Assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Assets [Abstract]
Inventory of rewards	$ 13,315	$ 8,667
Transaction costs of the merger	9,822
Other receivables	7,259	535
Rent security deposit	3,549	2,148
Restricted cash		22,088
Total other assets	33,945	33,438
Current	20,574	9,202
Non-current	13,371	24,236
Total other assets	$ 33,945	$ 33,438